Property, Plant and Equipment - Additional Information (Detail) - EUR (€)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about property, plant and equipment [abstract]
Carrying amount of property, plant and equipment not in use	€ 16,011,000	€ 14,914,000
Impairment losses on property,plant and equipment	€ 0	€ 0